Fair Value Measurements (Details) - 401(k) Savings Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Unfunded commitments	$ 0
Number of shares in investment	231,123	257,940
Fair value of the investment	$ 44.98	$ 80.93
Investments - at fair value	286,105,871	272,391,405
Fair Value Measurements
Fair Value Measurements
Investments - at fair value	164,742,011	272,391,405
Fair Value Measurements | Money market funds
Fair Value Measurements
Investments - at fair value	18,335,191	17,068,052
Fair Value Measurements | Mutual funds
Fair Value Measurements
Investments - at fair value	136,551,822	235,424,886
Fair Value Measurements | Caleres, Inc. common stock
Fair Value Measurements
Investments - at fair value	9,854,998	19,898,467
Level 1
Fair Value Measurements
Investments - at fair value	164,742,011	272,391,405
Level 1 | Money market funds
Fair Value Measurements
Investments - at fair value	18,335,191	17,068,052
Level 1 | Mutual funds
Fair Value Measurements
Investments - at fair value	136,551,822	235,424,886
Level 1 | Caleres, Inc. common stock
Fair Value Measurements
Investments - at fair value	9,854,998	$ 19,898,467
Fair Value Measured at NAV
Fair Value Measurements
Investments - at fair value	$ 121,363,860